COMMITMENTS AND CONTINGENCIES	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES

(10) COMMITMENTS AND CONTINGENCIES

Vessel and Other Commitments

The company has $2.3 million in unfunded capital commitments associated with one 5,400 deadweight ton (DWT) deepwater platform supply vessel (PSV) under construction at June 30, 2018. The total cost of the new-build vessel includes contract costs and other incidental costs. The company took delivery of this vessel on July 31, 2018.

Sonatide Joint Venture

The company has previously disclosed the significant financial and operational challenges that it confronts with respect to its operations in Angola, as well as steps that the company has taken to address or mitigate those risks. Most of the company’s attention has been focused in three areas: (i) reducing the net receivable balance due to the company from Sonatide, its Angolan joint venture with Sonangol, for vessel services; (ii) reducing the foreign currency risk created by virtue of provisions of Angolan law that require that payment for a significant portion of the services provided by Sonatide be paid in Angolan kwanza; and (iii) optimizing opportunities, consistent with Angolan law, for services provided by the company to be paid for directly in U.S. dollars. These challenges, and the company’s efforts to respond, continue.

Amounts due from Sonatide (Due from affiliates in the consolidated balance sheets) at June 30, 2018 and December 31, 2017 of approximately $153 million and $230 million, respectively, represent cash received by Sonatide from customers and due to the company, amounts due from customers that are expected to be remitted to the company through Sonatide and costs incurred by the company on behalf of Sonatide. Approximately $25 million of the balance at June 30, 2018 represents invoiced but unpaid vessel revenue related to services performed by the company through the Sonatide joint venture. Remaining amounts due to the company from Sonatide are, in part, supported by approximately $67 million of cash held by Sonatide, of which the equivalent of $43 million is denominated in Angolan kwanzas, pending conversion into U.S. dollars and subsequent expatriation. In addition, the company owes Sonatide the aggregate sum of approximately $47 million, including $30 million in commissions payable by the company to Sonatide. The company monitors the aggregate amounts due from Sonatide relative to the amounts due to Sonatide.

For the six months ended June 30, 2018, the company collected (primarily through Sonatide) approximately $51 million from its Angolan operations. Of the $51 million collected, approximately $47 million were U.S. dollars received by Sonatide on behalf of the company or U.S. dollars received directly by the company from customers. The balance of $4 million collected reflects Sonatide’s conversion of Angolan kwanza into U.S. dollars and the subsequent expatriation of the dollars and payment to the company. The company also reduced the respective due from affiliates and due to affiliates balances by approximately $55 million during the six months ended June 30, 2018 through netting transactions based on an agreement with the joint venture.

Amounts due to Sonatide (Due to affiliates in the consolidated balance sheets) at June 30, 2018 and December 31, 2017 of approximately $47 million and $99 million, respectively, represents amounts due to Sonatide for commissions payable and other costs paid by Sonatide on behalf of the company.

The company believes that the process for converting Angolan kwanzas continues to function, but the relative scarcity of U.S. dollars in Angola continues to hinder the conversion process. Sonatide continues to press the commercial banks with which it has relationships to increase the amount of U.S. dollars that are made available to Sonatide.

For the six month period ended June, 2018, the company’s Angolan operations generated vessel revenues of approximately $29 million, or 15%, of its consolidated vessel revenue, from an average of approximately 38 company-owned vessels that are marketed through the Sonatide joint venture (17 of which were stacked on average during the six months ended June 30, 2018). For the six months ended June 30, 2017, the company’s Angolan operations generated vessel revenues of approximately $53 million, or 20%, of consolidated vessel revenue, from an average of approximately 53 company-owned vessels (23 of which were stacked on average during the six months ended June 30, 2017).

In addition to vessels that Sonatide charters from the company, Sonatide owns seven vessels (five of which are currently stacked) and certain other assets, in addition to earning commission from company-owned vessels marketed through the Sonatide joint venture (owned 49% by the company). As of June 30, 2018 and December 31, 2017, the carrying value of the company’s investment in the Sonatide joint venture, which is included in “Investments in, at equity, and advances to unconsolidated companies,” was $0 and approximately $27 million, respectively. During the six months ended June 30, 2018, the exchange rate of the Angolan kwanza versus the U.S. dollar was devalued from a ratio of approximately 168 to 1 to a ratio of approximately 250 to 1, or approximately 49%. As a result, the company recognized 49% of the total foreign exchange loss, or approximately $20.6 million through equity in net earnings (losses) of unconsolidated companies.

Also during the quarter ended June 30, 2018, the company received a dividend from Sonatide of $12.3 million which reduced the carrying value of the company’s investment in Sonatide to zero. Approximately $4.9 million of dividends received in excess of the investment balance was recognized in earnings during the quarter ended June 30, 2018.

Management continues to explore ways to profitably participate in the Angolan market while evaluating opportunities to reduce the overall level of exposure to the increased risks that the company believes characterize the Angolan market. Included among mitigating measures taken by the company to address these risks is the redeployment of vessels from time to time to other markets. Redeployment of vessels to and from Angola since June 30, 2017 has resulted in a net 8 vessels transferred out of Angola. Company-owned vessels operating in Angola decreased by 47 vessels, from June 30, 2014 to June 30, 2018 (from 84 vessels to 37 vessels). Company-owned active vessels decreased in the same period by 58 vessels (from 80 vessels to 22 vessels).

Brazilian Customs

In April 2011, two Brazilian subsidiaries of the company were notified by the Customs Office in Macae, Brazil that they were jointly and severally being assessed fines of 33.0 million Brazilian reais (approximately $8.5 million as of June 30, 2018). Other fines imposed at that same time by the Customs Office have been formally resolved in favor of the company. The assessment of these fines is for the alleged failure of these subsidiaries to obtain import licenses with respect to company vessels that provided Brazilian offshore vessel services to Petrobras, the Brazilian national oil company, over a three-year period ended December 2009. After consultation with its Brazilian tax advisors, the company and its Brazilian subsidiaries believe that vessels that provide services under contract to the Brazilian offshore oil and gas industry are deemed, under applicable law and regulations, to be temporarily imported into Brazil, and thus exempt from the import license requirement.

The company is vigorously contesting these fines (which it has neither paid nor accrued). Based on the advice of its Brazilian counsel, the company believes that it has a high probability of success with respect to overturning the entire amount of the fines, either at the administrative appeal level or, if necessary, in Brazilian courts. In May 2016, a final administrative appeal allowed fines totaling 3.0 million Brazilian reais (approximately $0.8 million as of June 30, 2018). The company appealed this 3.0 million Brazilian reais administrative award to the appropriate Brazilian court and deposited 6.0 million Brazilian reais (approximately $1.5 million as of June 30, 2018) with the court. The 6.0 million Brazilian reais deposit represents the amount of the award and the substantial interest that would be due if the company did not prevail in this court action. The court action is in its initial stages. The remaining fines totaling 30.0 million Brazilian reais (approximately $7.7 million as of June 30, 2018) are still subject to additional administrative appeals board hearings, but the company believes that previous administrative appeals board decisions will be helpful in those upcoming hearings for the vast majority of amounts still claimed by the Macae Customs Office. The company believes that the ultimate resolution of this matter will not have a material effect on the company’s financial position, results of operations or cash flows.

Repairs to U.S. Flagged Vessels Operating Abroad

During fiscal 2015 the company became aware that it may have had compliance deficiencies in documenting and declaring upon re-entry to the U.S. certain foreign purchases for or repairs to U.S. flagged vessels while they were working outside of the U.S. When a U.S. flagged vessel operates abroad, certain foreign purchases for or repairs made to the U.S. flagged vessel while it is outside of the U.S. are subject to declaration with U.S. Customs and Border Protection (CBP) upon re-entry to the U.S. and are subject to 50% vessel repair duty. During our examination of our filings made in or prior to fiscal 2015 with CBP, we determined that it was necessary to file amended forms with CBP to supplement previous filings. We have amended several vessel repair entries with CBP and have paid additional vessel repair duties and interest associated with these amended forms. In connection with three of our amended filings, CBP assessed penalties, which the company paid after CBP granted mitigation and reduced the amount of each civil penalty. The amount paid in civil penalties was not material. It is possible that CBP may seek to impose further civil penalties or fines in connection with some or all of the other amended filings that could be material.

Currency Devaluation and Fluctuation Risk

Due to the company’s international operations, the company is exposed to foreign currency exchange rate fluctuations and exchange rate risks on all charter hire contracts denominated in foreign currencies. For some of our international contracts, a portion of the revenue and local expenses are incurred in local currencies with the result that the company is at risk of changes in the exchange rates between the U.S. dollar and foreign currencies. We generally do not hedge against any foreign currency rate fluctuations associated with foreign currency contracts that arise in the normal course of business, which exposes us to the risk of exchange rate losses. To minimize the financial impact of these items, the company attempts to contract a significant majority of its services in U.S. dollars. In addition, the company attempts to minimize the financial impact of these risks by matching the currency of the company’s operating costs with the currency of the revenue streams when considered appropriate. The company continually monitors the currency exchange risks associated with all contracts not denominated in U.S. dollars.

For more information regarding the reduction in the company’s investment balance as a result of currency devaluation, please refer to the section of Note (10) entitled Sonatide Joint Venture.

Legal Proceedings

Arbitral Award for the Taking of the Company’s Venezuelan Operations

Committees formed under the rules of the World Bank’s International Centre for Settlement of Investment Disputes (“ICSID”) have awarded two subsidiaries of the company compensation for the expropriation of the investments of the two subsidiaries by the Bolivarian Republic of Venezuela. The nature of the investments expropriated and the progress of the ICSID proceeding were previously reported by the company in prior filings. The final aggregate award is $56.9 million as of June 30, 2018 and accrues interest at approximately $0.6 million per quarter. The committees’ decisions are not subject to any further ICSID review, appeal or other substantive proceeding or any stay of enforcement.

The company is committed to taking appropriate steps to enforce and collect the award, which is enforceable in any of the 150 member states that are party to the ICSID Convention. As an initial step, the company had the award recognized and entered as a judgment by the United States District Court for the Southern District of New York. A recent federal court of appeals decision resulted in that judgment being vacated for reasons related to service of process. The company has initiated a separate court action in Washington, D.C. using a different service of process method and expects to be successful in having the award recognized in the Washington, D.C. court. In addition, the award has been recognized and entered in November 2016 as a final judgment of the High Court of Justice of England and Wales. Even with the likely eventual recognition of the award in the United States and the current recognition by the court in the United Kingdom, the company recognizes that collection of the award presents significant practical challenges. The company is accounting for this matter as a gain contingency, and will record any such gain in future periods if and when the contingency is resolved, in accordance with ASC 450 Contingencies.

Various legal proceedings and claims are outstanding which arose in the ordinary course of business. In the opinion of management, the amount of ultimate liability, if any, with respect to these actions, will not have a material adverse effect on the company’s financial position, results of operations, or cash flows.

(14) COMMITMENTS AND CONTINGENCIES

Compensation Commitments

Change of control agreements exist with certain of the company’s officers whereby each receives certain compensation and benefits in the event that their employment is terminated for certain reasons during a one- or two-year protected period following a change in control of the company subsequent to January 1, 2018. The maximum amount of cash compensation that could be paid under the agreements, based on present salary levels, is approximately $68 million.

Vessel Commitments

The company has successfully replaced substantially all of the older vessels in its fleet with fewer, larger and more efficient vessels that have a more extensive range of capabilities. These efforts are expected to continue with the delivery of the remaining vessel currently under construction. the company anticipates that it will use some portion of its available cash, or future operating cash flows in order to fund current and any future commitments in connection with the completion of the fleet renewal and modernization program.

The company has previously reported that it was in a dispute with a U.S. shipyard over the construction of two 5,400 deadweight ton (DWT) deepwater platform supply vessels (PSVs). During the quarter ended March 31, 2017, the company rejected the delivery of the first PSV under construction and withheld the final contractual milestone payment. In March 2017, the shipyard filed a notice of arbitration alleging that the company was (a) in breach of contract because of its rejection of the first PSV and (b) in anticipatory breach of contract based on the shipyard’s expectation that the company would reject delivery of the second PSV under construction. Further details of that dispute have been disclosed by the company in prior filings. The parties engaged in settlement negotiations and have resolved all outstanding disputes related to both vessels.

The company and the shipyard entered into a settlement agreement effective November 22, 2017 to resolve all outstanding disputes associated with these vessels. Delivery of the first PSV occurred in November 2017. The final installment for the first PSV was $4.3 million (after deduction of a contractual deadweight credit). With respect to the second PSV, the company agreed to reimburse the shipyard for approximately $0.7 million of costs and expenses of third party vendors to complete construction. The second PSV, for which the vessel under construction was recorded at its estimated fair value of $7 million in conjunction with fresh start accounting as of July 31, 2017, is expected to be delivered in July 2018. The remaining installment payment for the second PSV and other related costs to complete the vessel, including the reimbursement obligation, in total, are estimated to be $4.5 million. As part of the overall settlement, the shipyard provided the company with a $0.3 million drydock credit for any future drydocking services to be provided by the shipyard to the company.

The company has experienced substantial delay with one fast supply boat under construction in Brazil that was originally scheduled to be delivered in September 2009. On April 5, 2011, pursuant to the vessel construction contract, the company sent the subject shipyard a letter initiating arbitration in order to resolve disputes of such matters as the shipyard’s failure to achieve payment milestones, its failure to follow the construction schedule, and its failure to timely deliver the vessel. The company has suspended construction on the vessel and both parties continue to pursue arbitration. During 2016 the company reclassified the remaining accumulated costs of $5.6 million from construction in progress to other assets as an insurance receivable. In conjunction with the company’s bankruptcy emergence and application of fresh-start accounting as of July 31, 2017 a valuation analysis was performed to assess the likelihood and extent of the recovery of the disputed amount and as a result, the remaining insurance receivable has been valued at $1.8 million as of July 31, 2017 and December 31, 2017.

The company generally requires shipyards to provide third party credit support in the event that vessels are not completed and delivered timely and in accordance with the terms of the shipbuilding contracts. That third party credit support typically guarantees the return of amounts paid by the company and generally takes the form of refundment guarantees or standby letters of credit issued by major financial institutions generally located in the country of the shipyard. While the company seeks to minimize its shipyard credit risk by requiring these instruments, the ultimate return of amounts paid by the company in the event of shipyard default is still subject to the creditworthiness of the shipyard and the provider of the credit support, as well as the company’s ability to successfully pursue legal action to compel payment of these instruments. When third party credit support that is acceptable to the company is not available or cost effective, the company endeavors to limit its credit risk by minimizing pre-delivery payments and through other contract terms with the shipyard.

Sonatide Joint Venture

The company has previously disclosed the significant financial and operational challenges that it confronts with respect to its substantial operations in Angola, as well as steps that the company has taken to address or mitigate those risks. Most of the company’s attention has been focused in three areas: reducing the net receivable balance due to the company from Sonatide, its Angolan joint venture with Sonangol, for vessel services; reducing the foreign currency risk created by virtue of provisions of Angolan law that require that payment for a significant portion of the services provided by Sonatide be paid in Angolan kwanza; and optimizing opportunities, consistent with Angolan law, for services provided by the company to be paid for directly in U.S. dollars. These challenges, and the company’s efforts to respond, continue.

Amounts due from Sonatide (Due from affiliate in the consolidated balance sheets) at December 31, 2017 and March 31, 2017 of approximately $230 million and $263 million, respectively, represent cash received by Sonatide from customers and due to the company, amounts due from customers that are expected to be remitted to the company through Sonatide and costs incurred by the company on behalf of Sonatide. Approximately $44 million of the balance at December 31, 2017 represents invoiced but unpaid vessel revenue related to services performed by the company through the Sonatide joint venture. Remaining amounts due to the company from Sonatide are, in part, supported by approximately $81 million of cash (primarily denominated in Angolan kwanzas) held by Sonatide that is pending conversion into U.S. dollars and the subsequent expatriation of such funds. In addition, the company owes Sonatide the aggregate sum of approximately $99 million, including $36 million in commissions payable by the company to Sonatide. The company monitors the aggregate amounts due from Sonatide relative to the amounts due to Sonatide.

For the period from April 1, 2017 through July 31, 2017, the company collected (primarily through Sonatide) approximately $22 million from its Angolan operations. Of the $22 million collected, approximately $19 million were U.S. dollars received by Sonatide on behalf of the company or U.S. dollars received directly by the company from customers. The balance of $3 million collected reflects Sonatide’s conversion of Angolan kwanza into U.S. dollars and the subsequent expatriation of the dollars and payment to the company. The company also reduced the net due from affiliate and due to affiliate balances by approximately $21 million during the year ended March 31, 2017 through netting transactions based on an agreement with the joint venture.

For the period from August 1, 2017 through December 31, 2017, the company collected (primarily through Sonatide) approximately $21 million from its Angolan operations. Of the $21 million collected, approximately $20 million were U.S. dollars received by Sonatide on behalf of the company or U.S. dollars received directly by the company from customers. The balance of $1 million collected reflects Sonatide’s conversion of Angolan kwanza into U.S. dollars and the subsequent expatriation of the dollars and payment to the company. The company also reduced the net due from affiliate and due to affiliate balances by approximately $33 million during the period from August 1, 2017 through December 31, 2017 through netting transactions based on an agreement with the joint venture.

Amounts due to Sonatide (Due to affiliate in the consolidated balance sheets) at December 31, 2017 and March 31, 2017 of approximately $99 million and $133 million, respectively, represents amounts due to Sonatide for commissions payable and other costs paid by Sonatide on behalf of the company.

The company believes that the process for converting Angolan kwanzas continues to function, but the relative scarcity of U.S. dollars in Angola continues to hinder the conversion process. Sonatide continues to press the commercial banks with which it has relationships to increase the amount of U.S. dollars that are made available to Sonatide.

For the period from April 1, 2017 through July 31, 2017, the company’s Angolan operations generated vessel revenues of approximately $34 million, or 23%, of its consolidated vessel revenue, from an average of approximately 50 company-owned vessels that are marketed through the Sonatide joint venture (21 of which were stacked on average during the period from April 1, 2017 through July 31, 2017). For the period from August 1, 2017 through December 31, 2017, the company’s Angolan operations generated vessel revenues of approximately $34 million, or 20%, of its consolidated vessel revenue, from an average of approximately 43 company-owned vessels that are marketed through the Sonatide joint venture (16 of which were stacked on average during the period from August 1, 2017 through December 31, 2017). For the twelve months ended March 31, 2017, the company’s Angolan operations generated vessel revenues of approximately $127 million, or 22%, of consolidated vessel revenue, from an average of approximately 58 company-owned vessels (20 of which were stacked on average during the twelve months ended March 31, 2017).

Sonatide owns seven vessels (four of which are currently stacked) and certain other assets, in addition to earning commission from company-owned vessels marketed through the Sonatide joint venture (owned 49% by the company). As of December 31, 2017 and March 31, 2017, the carrying value of the company’s investment in the Sonatide joint venture, which is included in “Investments in, at equity, and advances to unconsolidated companies,” was approximately $27 million and $45 million, respectively. As a result of fresh-start accounting the company’s investment in Sonatide was assigned a fair value based on the discounted cash flows of Sonatide’s operations. This resulted in a difference between the carrying value of the company’s investment balance and the company’s share of the net assets of the joint venture companies as of July 31, 2017 of approximately $28 million which will be amortized over ten years.

Management continues to explore ways to profitably participate in the Angolan market while evaluating opportunities to reduce the overall level of exposure to the increased risks that the company believes characterize the Angolan market. Included among mitigating measures taken by the company to address these risks is the redeployment of vessels from time to time to other markets. Redeployment of vessels to and from Angola during the period from April 1, 2017 through July 31, 2017, during the period from August 1, 2017 through December 31, 2017, and year ended March 31, 2017 has resulted in a net three, three and 22 vessels transferred out of Angola, respectively.

Brazilian Customs

In April 2011, two Brazilian subsidiaries of the company were notified by the Customs Office in Macae, Brazil that they were jointly and severally being assessed fines of 155 million Brazilian reais (approximately $46.8 million as of December 31, 2017). The assessment of these fines is for the alleged failure of these subsidiaries to obtain import licenses with respect to 17 company vessels that provided Brazilian offshore vessel services to Petrobras, the Brazilian national oil company, over a three-year period ended December 2009. After consultation with its Brazilian tax advisors, the company and its Brazilian subsidiaries believe that vessels that provide services under contract to the Brazilian offshore oil and gas industry are deemed, under applicable law and regulations, to be temporarily imported into Brazil, and thus exempt from the import license requirement. The Macae Customs Office has, without a change in the underlying applicable law or regulations, taken the position that the temporary importation exemption is only available to new, and not used, goods imported into Brazil and therefore it was improper for the company to deem its vessels as being temporarily imported. The fines have been assessed based on this new interpretation of Brazilian customs law taken by the Macae Customs Office.

After consultation with its Brazilian tax advisors, the company believes that the assessment is without legal justification and that the Macae Customs Office has misinterpreted applicable Brazilian law on duties and customs. The company is vigorously contesting these fines (which it has neither paid nor accrued). Based on the advice of its Brazilian counsel, the company believes that it has a high probability of success with respect to overturning the entire amount of the fines, either at the administrative appeal level or, if necessary, in Brazilian courts. In May 2016, a final administrative appeal allowed fines totaling 3 million Brazilian reais (approximately $0.9 million as of December 31, 2017). The company appealed this 3 million Brazilian reais administrative award to the appropriate Brazilian court and deposited 6 million Brazilian reais (approximately $1.8 million as of December 31, 2017) with the court. The 6 million Brazilian reais deposit represents the amount of the award and the substantial interest that would be due if the company did not prevail in this court action. The court action is in its initial stages. Fines totaling 30 million Brazilian reais (approximately $9.1 million as of December 31, 2017) are still subject to additional administrative appeals board hearings, but the company believes that previous administrative appeals board decisions will be helpful in those upcoming hearings for the vast majority of amounts still claimed by the Macae Customs Office. The remaining fines totaling 122 million (approximately $36.8 million as of December 31, 2017) of the original 155 million Brazilian reais of fines are now formally decided in favor of the company and are no longer at issue. The company believes that the ultimate resolution of this matter will not have a material effect on the company’s financial position, results of operations or cash flows.

Repairs to U.S. Flagged Vessels Operating Abroad

During fiscal 2015 the company became aware that it may have had compliance deficiencies in documenting and declaring upon re-entry to the U.S. certain foreign purchases for or repairs to U.S. flagged vessels while they were working outside of the U.S. When a U.S. flagged vessel operates abroad, certain foreign purchases for or repairs made to the U.S. flagged vessel while it is outside of the U.S. are subject to declaration with U.S. Customs and Border Protection (CBP) upon re-entry to the U.S. and are subject to 50% vessel repair duty. During our examination of our filings made in or prior to fiscal 2015 with CBP, we determined that it was necessary to file amended forms with CBP to supplement previous filings. We have amended several vessel repair entries with CBP and have paid additional vessel repair duties and interest associated with these amended forms. We continue to review and evaluate the return of other U.S. flagged vessels to the U.S. to determine whether it is necessary to adjust our responses in any of those instances. To the extent that further evaluation requires us to file amended entries for additional vessels, we do not yet know the final magnitude of duties, civil penalties, fines and interest associated with amending the entries for these vessels. It is also possible that CBP may seek to impose civil penalties, fines or interest in connection with amended forms already submitted.

Currency Devaluation and Fluctuation Risk

Due to the company’s international operations, the company is exposed to foreign currency exchange rate fluctuations and exchange rate risks on all charter hire contracts denominated in foreign currencies. For some of our international contracts, a portion of the revenue and local expenses are incurred in local currencies with the result that the company is at risk of changes in the exchange rates between the U.S. dollar and foreign currencies. We generally do not hedge against any foreign currency rate fluctuations associated with foreign currency contracts that arise in the normal course of business, which exposes us to the risk of exchange rate losses. To minimize the financial impact of these items, the company attempts to contract a significant majority of its services in U.S. dollars. In addition, the company attempts to minimize the financial impact of these risks by matching the currency of the company’s operating costs with the currency of the revenue streams when considered appropriate. The company continually monitors the currency exchange risks associated with all contracts not denominated in U.S. dollars. Discussions related to the company’s Angolan operations are disclosed in Note (14) of “Notes to Consolidated Financial Statements” included in this prospectus.

Legal Proceedings

Arbitral Award for the Taking of the Company’s Venezuelan Operations

On December 27, 2016, the annulment committee formed under the rules of the World Bank’s International Centre for Settlement of Investment Disputes (“ICSID”) issued a decision on the Bolivarian Republic of Venezuela’s (“Venezuela”) application to annul the award rendered by an ICSID tribunal on March 13, 2015. As previously reported, the award granted two subsidiaries of the Company (the “Claimants”) compensation for Venezuela’s expropriation of their investments in that country. The nature of the investments expropriated and the progress of the ICSID proceeding were previously reported by the company in prior filings. The annulment committee’s decision reduced the total compensation awarded to the Claimants to $36.4 million. That compensation is accruing interest at an annual rate of 4.5% compounded quarterly from May 8, 2009 to the date of payment of that amount ($17.1 million as of December 31, 2017). The annulment committee also left undisturbed the portion of the award that granted the Claimants $2.5 million in legal fees and other costs related to the arbitration. The reduction of $10 million in compensation from the earlier award of $46.4 million represents that portion of the tribunal’s award that the annulment committee determined had not been properly explained by the tribunal’s analysis. The final aggregate award is therefore $56.1 million as of December 31, 2017. The award for that amount is immediately enforceable and not subject to any further stay of enforcement. The annulment committee’s decision is not subject to any further ICSID review, appeal or other substantive proceeding.

The company is committed to taking appropriate steps to enforce and collect the award, which is enforceable in any of the 150 member states that are party to the ICSID Convention. As an initial step, the company had the award recognized and entered in March 2015 as a judgment by the United States District Court for the Southern District of New York. A recent federal court of appeals decision resulted in that judgment being vacated for reasons related to service of process. The company has already initiated a separate court action in Washington, D.C. using a different service of process method and expects to be successful in having the award recognized in the Washington, D.C. court. In addition, the award has been recognized and entered in November 2016 as a final judgment of the High Court of Justice of England and Wales. Even with the likely eventual recognition of the award in the United States and the current recognition by the court in the United Kingdom, the company recognizes that collection of the award may present significant practical challenges. The company is accounting for this matter as a gain contingency, and will record any such gain in future periods if and when the contingency is resolved, in accordance with ASC 450 Contingencies.

Legal Proceedings

Various legal proceedings and claims are outstanding which arose in the ordinary course of business. In the opinion of management, the amount of ultimate liability, if any, with respect to these actions, will not have a material adverse effect on the company’s financial position, results of operations, or cash flows.